Schedule Of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	$ 12,758	$ 9,022
Additions during the year	125	3,673
Gross carrying amount Exchange differences	10	63
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	12,893	12,758
[Depreciation and impairment Balance at beginning]	(2,609)	(1,708)
Depreciation and impairment Additions	(1,075)	(875)
Depreciation and impairment Exchange differences	(7)	(26)
[Depreciation and impairment Balance at ending]	(3,691)	(2,609)
Property, plant and equipment (note 9)	9,202	10,149
Land And Buildings [Member]
IfrsStatementLineItems [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	7,700	5,105
Additions during the year	0	2,595
Gross carrying amount Exchange differences	0	0
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	7,700	7,700
[Depreciation and impairment Balance at beginning]	(419)	(104)
Depreciation and impairment Additions	(374)	(315)
Depreciation and impairment Exchange differences	0	0
[Depreciation and impairment Balance at ending]	(793)	(419)
Property, plant and equipment (note 9)	6,907	7,281
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	3,197	2,582
Additions during the year	0	573
Gross carrying amount Exchange differences	6	42
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	3,203	3,197
[Depreciation and impairment Balance at beginning]	(1,127)	(710)
Depreciation and impairment Additions	(454)	(406)
Depreciation and impairment Exchange differences	(3)	(11)
[Depreciation and impairment Balance at ending]	(1,584)	(1,127)
Property, plant and equipment (note 9)	1,619	2,070
Leasehold Improvements [Member]
IfrsStatementLineItems [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	76	39
Additions during the year	0	37
Gross carrying amount Exchange differences	0	0
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	76	76
[Depreciation and impairment Balance at beginning]	(33)	(20)
Depreciation and impairment Additions	(15)	(12)
Depreciation and impairment Exchange differences	0	(1)
[Depreciation and impairment Balance at ending]	(48)	(33)
Property, plant and equipment (note 9)	28	43
Production Equipment [Member]
IfrsStatementLineItems [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	1,712	1,240
Additions during the year	94	452
Gross carrying amount Exchange differences	3	20
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	1,809	1,712
[Depreciation and impairment Balance at beginning]	(970)	(819)
Depreciation and impairment Additions	(221)	(138)
Depreciation and impairment Exchange differences	(3)	(13)
[Depreciation and impairment Balance at ending]	(1,194)	(970)
Property, plant and equipment (note 9)	615	742
Office Furniture And Equipment [Member]
IfrsStatementLineItems [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	73	56
Additions during the year	31	16
Gross carrying amount Exchange differences	1	1
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use]	105	73
[Depreciation and impairment Balance at beginning]	(60)	(55)
Depreciation and impairment Additions	(11)	(4)
Depreciation and impairment Exchange differences	(1)	(1)
[Depreciation and impairment Balance at ending]	(72)	(60)
Property, plant and equipment (note 9)	$ 33	$ 13